CURRENT AND DEFERRED TAXES (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Aggregate deferred taxation of components of other comprehensive income	$ (2,555)	$ (33,774)	$ (17,192)
Aggregate deferred taxation related to items charged to net equity		$ (807)